Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties

(e) Significant financial transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2017 and 2018 were as follows:

1) December 31, 2017

	Beginning		Lend	Collect	Others(*4)	Ending
	(in millions of Won)
Associates and joint ventures
METAPOLIS Co., Ltd.(*1)	￦	13,270	—	—	(13,270)	—
New Songdo International City Development, LLC		—	484,644	(201,869)	—	282,775
GALE International Korea, LLC		—	2,000	—	—	2,000
DMSA/AMSA(*2)		90,638	2,956	—	(23,881)	69,713
South-East Asia Gas Pipeline Company Ltd.		276,605	28,967	(46,252)	(29,440)	229,880
PT. Batutua Tembaga Raya		38,120	—	—	(9,072)	29,048
PT. Tanggamus Electric Power		3,606	—	—	(409)	3,197
PT. Wampu Electric Power		5,761	—	—	(654)	5,107
PT. POSMI Steel Indonesia		4,834	—	—	(548)	4,286
Nickel Mining Company SAS		60,425	—	—	(757)	59,668
AN KHANH NEW CITY DEVELOPMENT J.V CO., LTD.(*1)		60,425	—	—	(60,425)	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		6,647	—	(577)	(713)	5,357
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		7,251	—	—	(823)	6,428
Hamparan Mulya		3,626	—	(3,626)	—	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd		5,438	—	(5,438)	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		8,460	—	(2,262)	(841)	5,357
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,251	—	(1,142)	319	6,428
AMCI (WA) PTY LTD		91,775	4,327	—	(4,041)	92,061
POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD(*3)		—	—	—	5,357	5,357
POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD(*3)		—	—	—	8,571	8,571
SAMHWAN VINA CO., LTD(*3)		—	—	—	1,071	1,071

	￦	684,132	522,894	(261,166)	(129,556)	816,304

(*1)	During the year ended December 31, 2017, it was excluded from associates.

(*2)	During the year ended December 31, 2017, loans amounting to ￦13,712 million have been converted to shares of DMSA/AMSA, and its amount is included in others.

(*3)	During the year ended December 31, 2017, it was newly classified to associates and joint ventures.

(*4)	Includes adjustments of foreign currency translation differences and others.

2) December 31, 2018

	Beginning		Lend	Collect	Others(*2)	Ending
	(in millions of Won)
Associates and joint ventures
New Songdo International City Development, LLC	￦	282,775	150	(252,759)	(30,166)	—
GALE International Korea, LLC		2,000	8,500	(10,500)	—	—
UITrans LRT Co., Ltd.		—	5,695	—	—	5,695
DMSA/AMSA(*1)		69,713	9,965	(342)	(15,039)	64,297
South-East Asia Gas Pipeline Company Ltd.		229,880	—	(47,569)	8,796	191,107
PT. Batutua Tembaga Raya		29,048	4,678	—	1,374	35,100
PT. Tanggamus Electric Power		3,197	—	—	1,226	4,423
PT. Wampu Electric Power		5,107	—	—	223	5,330
PT. POSMI Steel Indonesia		4,286	—	(2,200)	150	2,236
Nickel Mining Company SAS		59,668	—	—	(4)	59,664
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		5,357	—	(5,357)	—	—
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		6,428	—	—	281	6,709
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		5,357	4,451	(6,454)	—	3,354
POS-SeAH Steel Wire (Thailand) Co., Ltd.		6,428	—	—	281	6,709
AMCI (WA) PTY LTD		92,061	3,795	—	(5,376)	90,480
POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD		5,357	5,564	(5,357)	26	5,590
POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD		8,571	8,902	(8,571)	43	8,945
SAMHWAN VINA CO., LTD		1,071	—	(1,071)	—	—

	￦	816,304	51,700	(340,180)	(38,185)	489,639

(*1)	During the year ended December 31, 2018, loans amounting to ￦17,559 million have been converted to shares of DMSA/AMSA, and its amount is included in others.

(*2)	Includes adjustments of foreign currency translation differences and others.

Details of Compensation to Key Management Officers

(f) For the years ended December 31, 2016, 2017 and 2018, details of compensation to key management officers were as follows:

	2016		2017	2018
	(in millions of Won)
Short-term benefits	￦	90,916	112,688	115,618
Long-term benefits		17,905	8,632	13,400
Retirement benefits		17,870	20,422	21,658

	￦	126,691	141,742	150,676

Posco [member]
Statement [LineItems]
Significant Transactions With Related Parties

(a) Significant transactions between the controlling company and related companies for the years ended December 31, 2016, 2017 and 2018 were as follows:

1) For the year ended December 31, 2016

	Sales and others (*1)			Purchase and others (*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	29,511	16,661	8	183,768	—	24,511
POSCO Processing & Service		1,212,220	5,778	549,803	2,896	22,704	2,445
POSCO COATED & COLOR STEEL Co., Ltd.		326,078	2,560	—	—	12,232	126
POSCO ICT (*3)		1,224	727	—	219,301	32,456	171,107
eNtoB Corporation		—	5	278,016	9,836	212	19,436
POSCO CHEMTECH		319,164	33,784	502,448	14,847	290,427	5,139
POSCO ENERGY CO., LTD.		187,311	1,382	—	—	—	7
POSCO TMC Co., Ltd. (*4)		219,489	—	2	—	863	1,177
POSCO AST (*4)		152,098	1	—	—	19,695	922
POSCO DAEWOO Corporation		3,227,716	34,341	92,203	—	343	—
POSCO Thainox Public Company Limited		237,471	2,915	9,593	—	19	548
POSCO America Corporation		469,543	—	284	—	—	1,103
POSCO Canada Ltd.		275	—	148,528	—	—	—
POSCO Asia Co., Ltd.		1,758,080	1,373	403,174	247	939	3,602
Qingdao Pohang Stainless Steel Co., Ltd.		135,405	—	—	—	—	525
POSCO JAPAN Co., Ltd.		1,112,489	128	23,217	3,744	345	3,841
POSCO-VIETNAM Co., Ltd.		226,063	445	—	—	—	—
POSCO MEXICO S.A. DE C.V.		274,210	462	—	—	—	—
POSCO Maharashtra Steel Private Limited		355,829	2,613	—	—	—	93
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		149,911	—	—	—	—	—
Others		766,263	22,717	207,601	62,202	212,344	145,562

		11,160,350	125,892	2,214,877	496,841	592,579	380,144

Associates and joint ventures
SeAH Changwon Integrated Special Steel		28	—	1,095	—	627	—
POSCO PLANTEC Co., Ltd.		2,245	48	3,533	244,898	16,812	8,146
SNNC		6,004	1,042	487,395	—	—	2
POSCO-SAMSUNG-Slovakia Processing center		44,686	—	—	—	—	—
KOBRASCO		—	29,297	—	—	—	—
Others		26,625	13,122	175,246	—	—	—

		79,588	43,509	667,269	244,898	17,439	8,148

	￦	11,239,938	169,401	2,882,146	741,739	610,018	388,292

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.

(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.

(*3)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

(*4)	During the year ended December 31, 2016, it was merged into POSCO Processing & Service.

2) For the year ended December 31, 2017

	Sales and others (*1)			Purchase and others (*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	3,328	71	—	151,639	32	18,352
POSCO Processing & Service		298,781	1	113,628	4,595	8,309	404
POSCO COATED & COLOR STEEL Co., Ltd.		417,369	3,533	—	—	8,483	106
POSCO ICT (*3)		1,697	5,097	—	315,748	29,773	183,226
eNtoB Corporation		1	30	330,921	8,215	139	26,023
POSCO CHEMTECH		359,862	33,076	479,896	23,043	296,296	6,860
POSCO ENERGY CO., LTD.		179,966	1,456	—	—	—	2
POSCO DAEWOO Corporation		5,214,127	35,182	550,258	221	44,108	1,948
POSCO Thainox Public Company Limited		218,005	9,780	10,168	—	—	—
POSCO America Corporation		345,225	—	90	—	—	1,776
POSCO Canada Ltd.		439	690	278,915	—	—	—
POSCO Asia Co., Ltd.		1,949,354	1,454	365,025	337	1,625	4,982
Qingdao Pohang Stainless Steel Co., Ltd.		161,803	—	—	—	—	176
POSCO JAPAN Co., Ltd.		1,436,159	20	26,256	621	—	44,829
POSCO-VIETNAM Co., Ltd.		212,883	—	—	—	—	7
POSCO MEXICO S.A. DE C.V.		276,387	—	—	—	—	1,749
POSCO Maharashtra Steel Private Limited		467,206	—	—	—	—	65
POSCO (Suzhou) Automotive Processing Center Co., Ltd.		192,467	—	—	—	—	—
Others		932,048	10,073	262,828	25,270	240,687	118,665

		12,667,107	100,463	2,417,985	529,689	629,452	409,170

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		2,947	112	5,487	300,041	20,718	19,763
SNNC		6,734	712	554,151	—	—	4
POSCO-SAMSUNG-Slovakia Processing Center		52,779	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	697,096	—	—	—
CSP — Compania Siderurgica do Pecem		7,384	—	159,501	—	—	—
Others		14,943	52,583	79,103	—	—	3

		84,787	53,407	1,495,338	300,041	20,718	19,770

	￦	12,751,894	153,870	3,913,323	829,730	650,170	428,940

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.

(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.

(*3)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System

3) For the year ended December 31, 2018

	Sales and others (*1)			Purchase and others (*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
	(in millions of Won)
Subsidiaries (*3)
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	7,827	97	—	322,924	47	36,428
POSCO COATED & COLOR STEEL Co., Ltd.		476,105	2,725	—	—	9,211	1,434
POSCO ICT (*4)		2,624	7,479	—	341,472	34,376	196,252
eNtoB Corporation		12	60	377,198	27,508	390	31,455
POSCO CHEMTECH		417,957	35,762	531,452	21,730	319,868	2,802
POSCO ENERGY CO., LTD.		206,638	1,445	—	—	—	—
POSCO DAEWOO Corporation		5,835,226	42,888	690,345	—	57,624	4,318
POSCO Thainox Public Company Limited		299,450	5,335	10,115	—	—	71
POSCO America Corporation		336,366	—	—	—	—	2,486
POSCO Canada Ltd.		—	2,155	300,982	—	—	—
POSCO Asia Co., Ltd.		1,857,665	253	536,280	650	2,449	6,524
Qingdao Pohang Stainless Steel Co., Ltd.		188,252	7	—	—	—	34
POSCO JAPAN Co., Ltd.		1,353,313	6	25,773	4,204	—	5,411
POSCO-VIETNAM Co., Ltd.		273,573	156	—	—	—	8
POSCO MEXICO S.A. DE C.V.		299,276	17	—	—	—	35
POSCO Maharashtra Steel Private Limited		563,618	584	—	—	—	156
POSCO (Suzhou) Automotive Processing Center Co., Ltd.		196,095	—	2,616	—	—	5
Others (*5)		1,158,122	44,098	456,804	31,787	264,060	140,869

		13,472,119	143,067	2,931,565	750,275	688,025	428,288

Associates and joint ventures (*3)
POSCO PLANTEC Co., Ltd.		10,904	240	3,166	215,023	24,192	10,257
SNNC		5,105	4,108	558,425	—	—	80
POSCO-SAMSUNG-Slovakia Processing Center		61,981	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	810,196	—	—	—
Others		14,199	54,747	64,335	—	—	6

		92,189	59,095	1,436,122	215,023	24,192	10,343

	￦	13,564,308	202,162	4,367,687	965,298	712,217	438,631

(*1)	Sales and others are mainly consist of sales of steel products to subsidiaries, associates and joint ventures.

(*2)	Purchases and others are mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.

(*3)	As of December 31, 2018, the Company provided guarantees to related parties (Note 38).

(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

(*5)

During the year ended December 31, 2018, the Company made loans of ￦2,950 million to Suncheon Eco Trans Co., Ltd., a subsidiary of the Company. As of December 31, 2018, corresponding amounts of those loans were recorded as allowance for doubtful accounts.

Related Account Balances With Related Parties

(b) The related account balances of significant transactions between the controlling company and related companies as of December 31, 2017 and 2018 are as follows:

1) December 31, 2017

	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	2	2,908	2,910	—	21,965	674	22,639
POSCO COATED & COLOR STEEL Co., Ltd.		58,184	324	58,508	—	5	504	509
POSCO ICT		55	217	272	1,458	72,586	27,009	101,053
eNtoB Corporation		—	—	—	12,252	31,899	20	44,171
POSCO CHEMTECH		61,810	3,589	65,399	51,774	20,313	17,568	89,655
POSCO ENERGY CO., LTD.		33,239	1,673	34,912	—	—	1,425	1,425
POSCO DAEWOO Corporation		483,915	12,739	496,654	10,213	2,145	5,794	18,152
POSCO Thainox Public Company Limited		57,826	—	57,826	1,204	—	—	1,204
POSCO America Corporation		5,365	—	5,365	—	—	—	—
POSCO Asia Co., Ltd.		404,857	541	405,398	9,811	24	—	9,835
Qingdao Pohang Stainless Steel Co., Ltd.		31,693	—	31,693	—	—	—	—
POSCO MEXICO S.A. DE C.V.		55,695	530	56,225	—	—	—	—
POSCO Maharashtra Steel Private Limited		392,630	5,733	398,363	—	—	—	—
Others		384,385	49,403	433,788	15,038	59,575	31,118	105,731

		1,969,656	77,657	2,047,313	101,750	208,512	84,112	394,374

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		1,946	9	1,955	3,842	15,723	—	19,565
SNNC		648	61	709	49,506	3	—	49,509
Others		8,350	904	9,254	824	—	—	824

		10,944	974	11,918	54,172	15,726	—	69,898

	￦	1,980,600	78,631	2,059,231	155,922	224,238	84,112	464,272

2) December 31, 2018

	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	57	5,181	5,238	—	52,775	438	53,213
POSCO COATED & COLOR STEEL Co., Ltd.		55,598	317	55,915	—	25	1,194	1,219
POSCO ICT		—	229	229	1,572	112,960	8,717	123,249
eNtoB Corporation		—	—	—	10,860	22,072	11	32,943
POSCO CHEMTECH		40,258	3,883	44,141	19,911	58,725	19,012	97,648
POSCO ENERGY CO., LTD.		22,163	1,700	23,863	—	—	1,425	1,425
POSCO DAEWOO Corporation		437,554	1,056	438,610	161	1,881	5,304	7,346
POSCO Thainox Public Company Limited		71,189	—	71,189	467	71	—	538
POSCO America Corporation		14,338	—	14,338	—	221	—	221
POSCO Asia Co., Ltd.		480,205	1,047	481,252	7,839	—	—	7,839
Qingdao Pohang Stainless Steel Co., Ltd.		52,037	—	52,037	—	—	—	—
POSCO MEXICO S.A. DE C.V.		101,179	218	101,397	—	—	—	—
POSCO Maharashtra Steel Private Limited		390,413	1,428	391,841	—	—	—	—
Others		379,950	54,407	434,357	33,183	36,591	85,745	155,519

		2,044,941	69,466	2,114,407	73,993	285,321	121,846	481,160

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		249	10	259	3,275	34,803	—	38,078
SNNC		541	61	602	22,188	—	—	22,188
Roy Hill Holdings Pty Ltd		—	—	—	22,997	—	—	22,997
Others		918	910	1,828	217	76	—	293

		1,708	981	2,689	48,677	34,879	—	83,556

	￦	2,046,649	70,447	2,117,096	122,670	320,200	121,846	564,716

Company, excluding the controlling company [member]
Statement [LineItems]
Significant Transactions With Related Parties

(c) Significant transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2016, 2017 and 2018 were as follows:

1) December 31, 2016

	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
	(in millions of Won)
Associates and joint ventures
SeAH Changwon integrated Special Steel	￦	16,294	—	22,029	—
POSCO PLANTEC Co., Ltd.		21,659	5	3,335	5,912
New Songdo International City Development, LLC		226,042	—	—	14
SNNC		29,330	—	21,479	9,494
Posco e&c Songdo International Building		4,245	—	—	16,219
Chun-cheon Energy Co., Ltd		288,307	—	—	—
Noeul Green Energy		107,268	—	—	—
Incheon-Gimpo Expressway Co., Ltd.		102,183	—	—	—
VSC POSCO Steel Corporation		43,650	47	479	—
USS-POSCO Industries		287,072	—	1,195	—
CSP — Compania Siderurgica do Pecem		157,814	—	—	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		61,844	—	57,179	—
LLP POSUK Titanium		—	—	14,575	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	24,365	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd		15,759	—	—	—
PT. Batutua Tembaga Raya		—	—	13,079	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		31,711	—	65	—
Zhangjiagang Pohang Refractories Co., Ltd.		250	14	364	2,472
Sebang Steel		—	—	26,276	—
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.		157,886	—	3,535	—
DMSA/AMSA		—	—	72,582	—
South-East Asia Gas Pipeline Company Ltd.		—	87,973	—	—
Others		195,139	11,184	16,664	1,801

	￦	1,746,453	99,223	277,201	35,912

2) December 31, 2017

	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
	(in millions of Won)
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	19,513	—	98	8,113
New Songdo International City Development, LLC		223,567	13,207	—	49
SNNC		26,288	—	3,578	17,985
Chun-cheon Energy Co., Ltd		42,147	—	—	—
Noeul Green Energy		11,863	—	—	2,178
VSC POSCO Steel Corporation		19,404	—	188	—
USS-POSCO Industries		26,899	107	2,222	—
CSP — Compania Siderurgica do Pecem		241,299	—	101,018	21,154
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		38,484	—	47,241	—
LLP POSUK Titanium		—	—	3,972	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		4	—	20,145	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd		20,004	—	—	—
PT. Batutua Tembaga Raya		—	—	21,024	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		34,088	—	192	—
Zhangjiagang Pohang Refractories Co., Ltd.		—	—	87	1,632
Sebang Steel		441	—	23,778	—
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.		43,764	—	—	—
DMSA/AMSA		—	99	47,092	—
South-East Asia Gas Pipeline Company Ltd.		—	62,423	—	—
Others		272,107	43,126	19,520	19,483

	￦	1,019,872	118,962	290,155	70,594

3) December 31, 2018

	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
	(in millions of Won)
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	19,394	—	83	24,103
New Songdo International City Development, LLC		30,997	53,316	—	97
SNNC		66,075	128	2,395	71,421
Chun-cheon Energy Co., Ltd		25,693	—	—	—
Noeul Green Energy		6,444	—	—	587
VSC POSCO Steel Corporation		12,504	—	2,314	—
USS-POSCO Industries		—	—	2,595	—
CSP — Compania Siderurgica do Pecem		239,922	9,678	346,602	26,324
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		46,538	—	62,851	—
LLP POSUK Titanium		—	—	944	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	10,572	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd		12,244	—	—	—
PT. Batutua Tembaga Raya		—	168	15,663	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		30,417	—	249	—
Sebang Steel		—	—	13,571	—
DMSA/AMSA		—	—	46,293	—
South-East Asia Gas Pipeline Company Ltd.		—	50,789	—	—
Others		359,124	62,375	19,192	50,918

	￦	849,352	176,454	523,324	173,450

Related Account Balances With Related Parties

(d) The related account balances of significant transactions between the Company, excluding the controlling company, and related companies as of December 31, 2017 and December 31, 2018 are as follows:

1) December 31, 2017

	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
	(in millions of Won)
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	2,287	—	5	2,292	3,442	5,595	9,037
New Songdo International City Development, LLC		484,038	282,775	1,696	768,509	—	7,146	7,146
Chun-cheon Energy Co., Ltd		—	—	21	21	—	9,617	9,617
Nickel Mining Company SAS		—	59,668	118	59,786	—	—	—
CSP — Compania Siderurgica do Pecem		380,180	—	13,443	393,623	—	29,700	29,700
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		2,108	5,357	6	7,471	2,449	—	2,449
PT. Batutua Tembaga Raya		24	29,048	—	29,072	—	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		8,067	5,357	32	13,456	107	—	107
DMSA/AMSA		—	69,713	4,443	74,156	—	—	—
South-East Asia Gas Pipeline Company Ltd.		—	229,880	—	229,880	—	—	—
Others		135,128	134,506	6,889	276,523	1,873	2,531	4,404

	￦	1,011,832	816,304	26,653	1,854,789	7,871	54,589	62,460

(*1)	As of December 31, 2017, the Company recognizes bad-debt allowance for receivables amounting to ￦4,217 million.

2) December 31, 2018

	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
	(in millions of Won)
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	3,593	—	6	3,599	6,160	217	6,377
New Songdo International City Development, LLC		233,157	—	—	233,157	—	—	—
Chun-cheon Energy Co., Ltd		—	—	—	—	—	1,758	1,758
POSPower Co., Ltd		13,703	—	—	13,703	—	66,856	66,856
Nickel Mining Company SAS		—	59,664	118	59,782	—	—	—
CSP — Compania Siderurgica do Pecem		364,190	—	9,669	373,859	62,578	—	62,578
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		10,836	—	—	10,836	2,101	—	2,101
PT. Batutua Tembaga Raya		—	35,100	171	35,271	—	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		6,274	3,354	27	9,655	66	—	66
DMSA/AMSA		—	64,297	—	64,297	—	—	—
South-East Asia Gas Pipeline Company Ltd.		—	191,107	—	191,107	—	—	—
Others		75,382	136,117	13,071	224,570	7,768	5,363	13,131

	￦	707,135	489,639	23,062	1,219,836	78,673	74,194	152,867

(*1)	As of December 31, 2018, the Company recognizes bad-debt allowance for receivables amounting to ￦102,694 million.